UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: American Economic Planning Group
      25 Independence Boulevard  Suite 102
      Warren, NJ   07059


Form 13F File Number:  28-15084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven Kaye
Title: Chief Compliance Officer
Phone: 908-821-9797

Signature, Place, and Date of Signing:

  Steven Kaye              Warren, New Jersey        December 13, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                           American Economic Planning Group, LLC
                           Form 13F Information Table




                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     None
                                                  -----------------------

Form 13F Information Table Entry Total:                145

                                                  -----------------------

Form 13F Information Table Value Total:
                                                    164081(x1000)
                                                  -----------------------


List of Other Included Managers:







        COLUMN 1                  COLUMN 2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
          NAME                     TITLE           CUSIP        VALUE    SHRS  OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
        OF ISSUER                 OF CLASS                     (x$1000)  PRN AMT PRN CALL   DISCRETION  MANAGER  SOLE  SH    NONE
----------------------------------------------------------------------------------------------------------------------------------

3M Company                          COM           88579Y101       28     386SH                 SOLE                            386
Abbott Laboratories                 COM           002824100      129    2513SH                 SOLE                           2513
Altera Corporation                  COM           021441100       37    1161SH                 SOLE                           1161
Amazon Com Inc                      COM           023135106       65     300SH                 SOLE                            300
American Elec Pwr Coinc             COM           025537101       15     400SH                 SOLE                            400
American Express Co                 COM           025816109       34     752SH                 SOLE                            752
Amerisourcebergen Corp              COM           03073E105       42    1122SH                 SOLE                           1122
Amgen Inc                           COM           031162100       28     503SH                 SOLE                            503
Anadarko Petroleum Corp             COM           032511107       24     381SH                 SOLE                            381
Apache Corp                         COM           037411105       22     279SH                 SOLE                            279
Apple Computer Inc                  COM           037833100      177     463SH                 SOLE                            463
Applied Materials Inc               COM           038222105       20    1952SH                 SOLE                           1952
Arm Holdings Plc Adr                SPONS ADR     042068106       43    1700SH                 SOLE                           1700
AT&T Inc                            COM           00206R102      129    4509SH                 SOLE                           4509
Baidu com Inc                       COM           056752108       60     565SH                 SOLE                            565
Bank of America Corp                COM           060505104       19    3165SH                 SOLE                           3165
Boeing Co                           COM           097023105       33     552SH                 SOLE                            552
BP P L C  Sponsored ADR             SPON ADR      055622104       11     264SH                 SOLE                            264
Bristol Myers Squibb Co             COM           110122108       11     300SH                 SOLE                            300
Broadcom Corp                       COM           111320107       10     300SH                 SOLE                            300
C V S Corp                          COM           126650100       23     691SH                 SOLE                            691
Capitol Fed Fin L Inccom            COM           14057J101       31    2946SH                 SOLE                           2946
Caterpillar Inc                     COM           149123101       38     516SH                 SOLE                            516
CBS Corporation Cl B New            COM           124857202       26    1287SH                 SOLE                           1287
Celgene Corp                        COM           151020104       37     597SH                 SOLE                            597
Chevrontexaco Corp                  COM           166764100       77     837SH                 SOLE                            837
Cisco Systems Inc                   COM           17275R102       55    3570SH                 SOLE                           3570
Citigroup Inc                       COM           172967424       36    1409SH                 SOLE                           1409
Coca Cola Co                        COM           191216100      144    2136SH                 SOLE                           2136
Comcast Corp New Cl A               COM           20030N101       36    1733SH                 SOLE                           1733
Community Ptnrs Bancorp             COM           204018105       17    3619SH                 SOLE                           3619
Conocophillips                      COM           20825C104       62     972SH                 SOLE                            972
Corning Inc                         COM           219350105       18    1493SH                 SOLE                           1493
Costco Whsl Corp                    COM           22160K105       36     433SH                 SOLE                            433
Deere & Co                          COM           244199105       35     542SH                 SOLE                            542
Dell Inc                            COM           24702R101       21    1473SH                 SOLE                           1473
Devon Energy Corp New               COM           25179M103       21     370SH                 SOLE                            370
Discover Financial Services         COM           254709108       26    1131SH                 SOLE                           1131
E I Du Pont de Nemours & Co         COM           263534109       29     725SH                 SOLE                            725
Ebay Inc                            COM           278642103       28     962SH                 SOLE                            962
Edwards Lifesciences Corp           COM           28176E108       17     234SH                 SOLE                            234
EMC Corp                            COM           268648102       32    1529SH                 SOLE                           1529
Emerson Electric Co                 COM           291011104       35     858SH                 SOLE                            858
Entergy Corp New                    COM           29364G103       20     306SH                 SOLE                            306
ETFS Physical Palladium SH ETF      SH BEN INT    26923A106       16     271SH                 SOLE                            271
Exelon Corp.                        COM           30161N101       25     592SH                 SOLE                            592
Express Scripts Inc                 COM           30219G108       13     354SH                 SOLE                            354
Exxon Mobil Corp                    COM           30231G102      844   11614SH                 SOLE                          11614
Firstenergy Corp                    COM           337932107       21     473SH                 SOLE                            473
Fluor Corp New                      COM           343412102       21     455SH                 SOLE                            455
Ford Motor Company                  COM           345370860       80    8255SH                 SOLE                           8255
Freeport Mcmoran Cppr&Gold Cl A     COM           35671D857       13     425SH                 SOLE                            425
General Dynamics                    COM           369550108       21     365SH                 SOLE                            365
General Electric Corp               COM           369604103      135    8838SH                 SOLE                           8838
Goldman Sachs Group Inc             COM           38141G104       22     230SH                 SOLE                            230
Google Inc Cl A                     COM           38259P508       58     112SH                 SOLE                            112
H&R Block Inc                       COM           093671105       59    3000SH                 SOLE                           3000
Halliburton Co                      COM           406216101       25     813SH                 SOLE                            813
Hatteras Financial Corp             COM           41902R103       56    2218SH                 SOLE                           2218
Hewlett Packard Co                  COM           428236103       23    1027SH                 SOLE                           1027
Home Depot Inc                      COM           437076102       28     862SH                 SOLE                            862
Honeywell Intl Inc                  COM           438516106       27     620SH                 SOLE                            620
Hospira                             COM           441060100       16     437SH                 SOLE                            437
Intel Corp                          COM           458140100       98    4592SH                 SOLE                           4592
Internatl Business Machines Corp    COM           459200101      117     668SH                 SOLE                            668
iShares Barclays Sh Treas Bd ETF    BARCLYS TREA  464288679     4455   40412SH                 SOLE                          40412
iShares MSCI ACWI Index ETF         MSCI ACWI IDX 464288257     4743  121248SH                 SOLE                         121248
iShares MSCI EAFE Index ETF         MSCI EAFE IDX 464287465    50902 1065350SH                 SOLE                        1065350
iShares MSCI EAFE Sm Cap Idx ETF    MSCI SM CAP   464288273     6384  182718SH                 SOLE                         182718
iShares S&P 100 Index ETF           S&P100 IDX    464287101    12376  240635SH                 SOLE                         240635
iShares Silver TRUST                ISHARES       46428Q109       58    2011SH                 SOLE                           2011
Jabil Circuit Inc                   COM           466313103       18    1000SH                 SOLE                           1000
Johnson & Johnson                   COM           478160104     1175   18455SH                 SOLE                          18455
Johnson Controls Inc                COM           478366107       16     595SH                 SOLE                            595
JPMorgan Chase & Co                 COM           46625H100      390   12958SH                 SOLE                          12958
Kraft Foods Inc                     Com           50075N104       35    1049SH                 SOLE                           1049
Kroger Co                           COM           501044101       23    1044SH                 SOLE                           1044
Leucadia National Corp              COM           527288104       35    1560SH                 SOLE                           1560
Lilly Eli & Co                      COM           532457108      110    2985SH                 SOLE                           2985
Lockheed Martin Corp                COM           539830109       22     309SH                 SOLE                            309
Lowes Cos Inc                       COM           548661107       21    1092SH                 SOLE                           1092
Lululemon Athletica Inc             COM           550021109       10     200SH                 SOLE                            200
Macys Inc                           COM           55616P104       20     753SH                 SOLE                            753
McDonalds Corp                      COM           580135101       35     400SH                 SOLE                            400
Mckesson Hboc Inc                   COM           58155Q103       28     391SH                 SOLE                            391
Medtronic Inc                       COM           585055106       24     734SH                 SOLE                            734
Merck & Co Inc                      COM           58933Y105      252    7718SH                 SOLE                           7718
Metlife Inc                         COM           59156R108       25     878SH                 SOLE                            878
MFS Inter Income Trust              SH BEN INT    55273C107       14    2300SH                 SOLE                           2300
Microsoft Corp                      COM           594918104      151    6068SH                 SOLE                           6068
Monsanto Corp                       COM           61166W101       22     367SH                 SOLE                            367
Morgan Stanley                      COM           617446448       49    3638SH                 SOLE                           3638
Newbridge Networks Corp             COM           650901101       17     500SH                 SOLE                            500
News Ltd Cp ADR Pfd F1 ADR Rep 4    CL A          65248E104       27    1760SH                 SOLE                           1760
Nike Inc Class B                    COM           654106103       44     510SH                 SOLE                            510
Nucor Corp                          COM           670346105      107    3390SH                 SOLE                           3390
Nuveen Ny Selct Tax Fr              SH BEN INT    67063V104       27    2000SH                 SOLE                           2000
Occidental Pete Corp                COM           674599105       31     429SH                 SOLE                            429
Oracle Corp                         COM           68389X105       57    1983SH                 SOLE                           1983
Oritani Financial Corp              COM           68633D103       21    1600SH                 SOLE                           1600
Paccar Inc                          COM           693718108       19     571SH                 SOLE                            571
Pacific Gulf Properties             COM           70959W103       13     816SH                 SOLE                            816
Pepsico Inc                         COM           713448108       51     830SH                 SOLE                            830
Pfizer Inc                          COM           717081103       87    4938SH                 SOLE                           4938
Philip Morris Intl Inc              COM           718172109       53     855SH                 SOLE                            855
Posco ADR F                         SPON ADR      693483109       10     125SH                 SOLE                            125
Procter & Gamble Co                 COM           742718109      566    8960SH                 SOLE                           8960
Public Serv Enterprise Grp Inc      COM           744573106       81    2429SH                 SOLE                           2429
Qualcomm Inc                        COM           747525103       44     909SH                 SOLE                            909
Safeway Inc                         COM           786514208       20    1219SH                 SOLE                           1219
Schlumberger Ltd                    COM           806857108       51     857SH                 SOLE                            857
Schwab Charles Corp New             COM           808513105      234   20754SH                 SOLE                          20754
Smithkline Glaxowellcome PLC ADR    SPON ADR      37733W105       28     679SH                 SOLE                            679
SPDR Barclays Cap 1-3 M T-Bill ETF  BRCLYS 1-3T   78464A680    10342  225562SH                 SOLE                         225562
SPDR Gold Trust ETF                 GOLD SHS      78463V107       85     535SH                 SOLE                            535
SPDR KBW Bank ETF                   S&P BK ETF    78464A797    12707  724461SH                 SOLE                         724461
SPDR S&P Emerging Mkts              EMERG MKT ETF 78463X509       11     185SH                 SOLE                            185
State Street Corp                   COM           857477103       10     316SH                 SOLE                            316
Target Corporation                  COM           87612E106       25     514SH                 SOLE                            514
Texas Instruments Inc               COM           882508104       29    1104SH                 SOLE                           1104
Thermo Electron Corp                COM           883556102       22     443SH                 SOLE                            443
Time Warner Inc New                 COM           887317303       31    1024SH                 SOLE                           1024
Transcanada Corp Com                COM           89353D107       12     271SH                 SOLE                            271
Travelers Inc                       COM           89417E109       70    1432SH                 SOLE                           1432
Union Pacific Corp                  COM           907818108       31     379SH                 SOLE                            379
United Healthgroup Inc              COM           91324P102       43     928SH                 SOLE                            928
United Parcel Services Inc          COM           911312106       35     559SH                 SOLE                            559
United Technologies Corp.           COM           913017109       38     539SH                 SOLE                            539
US Bancorp Del New                  COM           902973304       24    1008SH                 SOLE                           1008
Vanguard Extended Mkt Idx ETF       EXT MKT       922908652      910   19740SH                 SOLE                          19740
Vanguard Sht-Term Bd ETF            SHTERM BD     921937827      130    1597SH                 SOLE                           1597
Vanguard Total Stock Market ETF     TOT STK MKT   922908769    52488  909352SH                 SOLE                         909352
Verisign Inc                        COM           92343E102       35    1220SH                 SOLE                           1220
Verizon Communications              COM           92343V104       80    2180SH                 SOLE                           2180
Viacom Inc Class B New              COM           92553P201       47    1218SH                 SOLE                           1218
Wabco Holdings Inc                  COM           92927K102       30     800SH                 SOLE                            800
Walgreen Co                         COM           931422109       22     674SH                 SOLE                            674
Wal-Mart Stores Inc                 COM           931142103       30     585SH                 SOLE                            585
Walt Disney Co Holding Co           COM           254687106       44    1450SH                 SOLE                           1450
Wellpoint Inc                       COM           94973V107       29     449SH                 SOLE                            449
Wells Fargo & Co New                COM           949746101       47    1941SH                 SOLE                           1941
WisdomTree Dreyfus Comm Curr ETF    DREYFS CMMFD  97717X859       21     845SH                 SOLE                            845
Yahoo Inc                           COM           984332106       25    1908SH                 SOLE                           1908
Yum Brands Inc                      COM           988498101       36     730SH                 SOLE                            730
Zimmer Holdings Inc                 COM           98956P102       56    1050SH                 SOLE                           1050
